N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	Separate Account VA BNY
Entity Central Index Key	0000929519
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2023
Amendment Flag	false
TA I Share II NY | TransamericaPrincipalOptimizerSMRiderJointLife10YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
TA I Share II NY | TransamericaPrincipalOptimizerSMRiderSingleLife10YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
TA I Share II NY | TransamericaPrincipalOptimizerSMRiderJointLife7YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
TA I Share II NY | TransamericaPrincipalOptimizerSMRiderSingleLife7YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
TA B Share NY | TransamericaPrincipalOptimizerSMRiderJointLife10YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
TA B Share NY | TransamericaPrincipalOptimizerSMRiderSingleLife10YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
TA B Share NY | TransamericaPrincipalOptimizerSMRiderJointLife7YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
TA B Share NY | TransamericaPrincipalOptimizerSMRiderSingleLife7YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
TA Axiom III NY | TransamericaPrincipalOptimizerSMRiderJointLife10YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
TA Axiom III NY | TransamericaPrincipalOptimizerSMRiderSingleLife10YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
TA Axiom III NY | TransamericaPrincipalOptimizerSMRiderJointLife7YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
TA Axiom III NY | TransamericaPrincipalOptimizerSMRiderSingleLife7YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
TA Principium IV NY | TransamericaPrincipalOptimizerSMRiderJointLife10YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
TA Principium IV NY | TransamericaPrincipalOptimizerSMRiderSingleLife10YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
TA Principium IV NY | TransamericaPrincipalOptimizerSMRiderJointLife7YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
TA Principium IV NY | TransamericaPrincipalOptimizerSMRiderSingleLife7YearsMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.35%